Ariel Fund schedule of investments	06/30/19 (UNAUDITED)

Number of shares	Common stocks—99.64%	Value

	Consumer discretionary & services—31.22%
3,558,866	Interpublic Group of Cos., Inc.	$80,394,783
539,404	Mohawk Industries, Inc.(a)	79,545,908
6,641,000	Mattel, Inc.(a)	74,445,610
2,451,625	Viacom, Inc., Class B	73,230,039
4,642,452	TEGNA, Inc.	70,333,148
3,103,435	Nielsen Holdings plc	70,137,631
3,234,584	MSG Networks, Inc.(a)(b)	67,085,272
551,440	Royal Caribbean Cruises Ltd.	66,840,042
1,070,881	Meredith Corp.	58,962,708
691,999	Adtalem Global Education, Inc.(a)	31,174,555
33,924	The Madison Square Garden Co., Class A(a)	9,496,685

		681,646,381

	Consumer staples—6.15%
697,845	J.M. Smucker Co.	80,384,765
963,200	Molson Coors Brewing Co.	53,939,200

		134,323,965

	Financial services—25.44%
3,945,339	KKR & Co., Inc.	99,698,716
2,399,203	Lazard Ltd., Class A	82,508,591
517,399	JLL	72,792,865
1,415,353	CBRE Group, Inc., Class A(a)	72,607,609
764,900	Northern Trust Corp.	68,841,000
1,163,188	First American Financial Corp.	62,463,196
373,000	Affiliated Managers Group, Inc.	34,368,220
1,159,249	Janus Henderson Group plc	24,807,929
1,238,554	Western Union Co.	24,634,839
40,863	Fair Isaac Corp.(a)	12,831,799

		555,554,764

	Health care—5.77%
304,600	Laboratory Corp. of America Holdings(a)	52,665,340
262,706	Charles River Laboratories Intl, Inc.(a)	37,277,981
115,381	Bio-Rad Laboratories, Inc.(a)	36,066,947

		126,010,268

	Materials & processing—7.97%
5,706,389	U.S. Silica Holdings, Inc.(b)	72,984,715
943,497	Simpson Manufacturing Co., Inc.	62,704,811
978,400	Masco Corp.	38,392,416

		174,081,942

	Producer durables—20.40%
422,800	Zebra Technologies Corp.(a)	88,572,372
1,857,741	Kennametal, Inc.	68,717,840
740,285	Keysight Technologies, Inc.(a)	66,484,996
401,263	Snap-on, Inc.	66,465,203
1,344,400	Stericycle, Inc.(a)	64,195,100
881,565	MTS Systems Corp.	51,597,999
448,928	Brady Corp., Class A	22,141,129
97,689	Littelfuse, Inc.	17,282,161

		445,456,800

	Technology—2.69%
1,616,065	Knowles Corp.(a)	29,590,150
488,742	Anixter Intl, Inc.(a)	29,182,785

		58,772,935

	Total common stocks (Cost $1,449,927,087)	2,175,847,055

800.292.7435	1

Ariel Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

Number of shares	Short-term investments—0.40%	Value

8,688,084	Northern Institutional Treasury Portfolio, 2.22%(c)	$8,688,084

	Total short-term investments (Cost $8,688,084)	8,688,084

	Total Investments—100.04% (Cost $1,458,615,171)	2,184,535,139

	Other Assets less Liabilities—(0.04)%	(924,937)

	Net Assets—100.00%	$2,183,610,202

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at June 30, 2019.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

2	ARIELINVESTMENTS.COM

Ariel Appreciation Fund schedule of investments	06/30/19 (UNAUDITED)

Number of shares	Common stocks—97.87%	Value

	Consumer discretionary & services—24.89%
1,160,000	BorgWarner, Inc.	$48,696,800
2,082,430	Interpublic Group of Cos., Inc.	47,042,094
1,805,337	MSG Networks, Inc.(a)	37,442,689
728,000	CBS Corp., Class B	36,327,200
431,300	Omnicom Group, Inc.	35,345,035
2,845,100	Mattel, Inc.(a)	31,893,571
1,306,324	Nielsen Holdings plc	29,522,923
274,400	CarMax, Inc.(a)	23,826,152
514,500	Viacom, Inc., Class B	15,368,115
435,100	Nordstrom, Inc.	13,862,286
131,800	Tiffany & Co.	12,341,752
32,366	The Madison Square Garden Co., Class A(a)	9,060,538

		340,729,155

	Consumer staples—5.71%
454,175	J.M. Smucker Co.	52,316,418
462,000	Molson Coors Brewing Co.	25,872,000

		78,188,418

	Energy—1.05%
642,800	National Oilwell Varco	14,289,444

	Financial services—30.24%
1,059,100	Aflac, Inc.	58,049,271
1,074,200	First American Financial Corp.	57,684,540
624,100	Northern Trust Corp.	56,169,000
590,900	Progressive Corp.	47,230,637
1,228,420	Lazard Ltd., Class A	42,245,364
506,489	BOK Financial Corp.	38,229,790
180,454	Willis Towers Watson plc	34,564,159
718,952	Houlihan Lokey, Inc.	32,014,933
354,000	Blackstone Group L.P.	15,724,680
621,468	KKR & Co., Inc.	15,704,496
182,250	CBRE Group, Inc., Class A(a)	9,349,425
49,580	JLL	6,975,410

		413,941,705

	Health care—13.60%
337,800	Laboratory Corp. of America Holdings(a)	58,405,620
420,500	Zimmer Biomet Holdings, Inc.	49,509,670
94,354	Thermo Fisher Scientific, Inc.	27,709,883
568,500	Cardinal Health, Inc.	26,776,350
167,680	Charles River Laboratories Intl, Inc.(a)	23,793,792

		186,195,315

	Materials & processing—1.46%
1,557,580	U.S. Silica Holdings, Inc.	19,921,448

	Producer durables—19.88%
404,199	Stanley Black & Decker, Inc.	58,451,217
1,402,200	Kennametal, Inc.	51,867,378
243,250	Illinois Tool Works, Inc.	36,684,533
735,200	Stericycle, Inc.(a)	35,105,800
209,700	Snap-on, Inc.	34,734,708
381,215	Keysight Technologies, Inc.(a)	34,236,919
119,100	Littelfuse, Inc.	21,069,981

		272,150,536

800.292.7435	3

Ariel Appreciation Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

Number of shares	Common stocks—97.87%	Value

	Technology—1.04%
780,400	Knowles Corp.(a)	$14,289,124

	Total common stocks (Cost $843,837,048)	1,339,705,145

Number of shares	Short-term investments—2.05%	Value

28,039,840	Northern Institutional Treasury Portfolio, 2.22%(b)	$28,039,840

	Total short-term investments (Cost $28,039,840)	28,039,840

	Total Investments—99.92% (Cost $871,876,888)	1,367,744,985

	Other Assets less Liabilities—0.08%	1,145,226

	Net Assets—100.00%	$1,368,890,211

(a)Non-income producing.

(b)The rate presented is the rate in effect at June 30, 2019.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

4	ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments	06/30/19 (UNAUDITED)

Number of shares	Common stocks—98.78%	Value

	Consumer discretionary & services—16.82%
59,000	CBS Corp., Class B	$2,944,100
56,600	BorgWarner, Inc.	2,376,068
50,600	Viacom, Inc., Class B	1,511,422
9,500	Mohawk Industries, Inc.(a)	1,400,965
61,900	Nielsen Holdings plc	1,398,940

		9,631,495

	Consumer staples—2.84%
14,100	J.M. Smucker Co.	1,624,179

	Energy—5.92%
18,500	Exxon Mobil Corp.	1,417,655
40,700	Apache Corp.	1,179,079
35,600	National Oilwell Varco	791,388

		3,388,122

	Financial services—30.39%
77,500	Blackstone Group L.P.	3,442,550
114,600	KKR & Co., Inc.	2,895,942
112,000	Western Union Co.	2,227,680
64,600	Lazard Ltd., Class A	2,221,594
10,500	Goldman Sachs Group, Inc.	2,148,300
30,500	First American Financial Corp.	1,637,850
19,900	Progressive Corp.	1,590,607
28,000	Bank of New York Mellon Corp.	1,236,200

		17,400,723

	Health care—15.36%
155,800	Hanger, Inc.(a)	2,983,570
19,700	Zimmer Biomet Holdings, Inc.	2,319,478
13,300	Johnson & Johnson	1,852,424
9,500	Laboratory Corp. of America Holdings(a)	1,642,550

		8,798,022

	Materials & processing—3.78%
86,600	Mosaic Co.	2,167,598

	Producer durables—18.23%
18,600	Snap-on, Inc.	3,080,904
6,456	Lockheed Martin Corp.	2,347,014
8,900	Zebra Technologies Corp.(a)	1,864,461
7,800	Stanley Black & Decker, Inc.	1,127,958
21,700	Stericycle, Inc.(a)	1,036,175
64,300	Team, Inc.(a)	985,076

		10,441,588

	Technology—5.44%
54,700	Oracle Corp.	3,116,259

	Total common stocks (Cost $46,813,479)	56,567,986

800.292.7435	5

Ariel Focus Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

Number of shares	Short-term investments—0.94%	Value

535,333	Northern Institutional Treasury Portfolio, 2.22%(b)	$535,333

	Total short-term investments (Cost $535,333)	535,333

	Total Investments—99.72% (Cost $47,348,812)	57,103,319

	Other Assets less Liabilities—0.28%	161,111

	Net Assets—100.00%	$57,264,430

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2019.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

6	ARIELINVESTMENTS.COM

Ariel Discovery Fund schedule of investments	06/30/19 (UNAUDITED)

Number of shares	Common stocks—78.40%	Value

	Consumer discretionary & services—14.65%
93,642	Century Casinos, Inc.(a)	$908,327
45,400	Lakeland Industries, Inc.(a)	508,480
16,600	Movado Group, Inc.	448,200
43,692	Green Brick Partners, Inc.(a)	363,081
14,474	Rosetta Stone, Inc.(a)	331,165
11,303	Strattec Security Corp.	272,402

		2,831,655

	Energy—2.26%
85,649	Mitcham Industries, Inc.(a)	338,314
13,964	Gulf Island Fabrication, Inc.(a)	99,144

		437,458

	Financial services—20.27%
20,200	First American Financial Corp.	1,084,740
53,808	Cowen Group, Inc., Class A(a)	924,960
44,220	Safeguard Scientifics, Inc.(a)	533,735
26,218	Tejon Ranch Co.(a)	434,957
20,545	Capital Southwest Corp.	430,418
177,300	180 Degree Capital Corp.(a)	345,735
7,900	Jernigan Capital, Inc.	161,950

		3,916,495

	Health care—7.60%
129,022	Kindred Biosciences, Inc.(a)	1,074,753
61,980	Cumberland Pharmaceuticals, Inc.(a)	394,813

		1,469,566

	Materials & processing—8.03%
97,600	U.S. Silica Holdings, Inc.	1,248,304
23,899	Aspen Aerogels, Inc.(a)	170,400
44,654	Orion Energy Systems, Inc.(a)	132,622

		1,551,326

	Producer durables—3.05%
61,632	Perceptron, Inc.(a)	274,262
64,550	Ballantyne Strong, Inc.(a)	208,496
12,610	CPI Aerostructures, Inc.(a)	106,050

		588,808

	Technology—18.76%
96,659	Telenav, Inc.(a)	773,272
21,400	Methode Electronics, Inc.	611,398
58,169	GSI Technology, Inc.(a)	498,508
158,406	Alithya Group, Inc.(a)	415,024
96,284	EMCORE Corp.(a)	316,774
201,211	Synacor, Inc.(a)	313,889
10,615	AstroNova, Inc.	274,292
138,523	RealNetworks, Inc.(a)	263,194
35,623	PCTEL, Inc.(a)	157,810

		3,624,161

	Utilities—3.78%
100,751	ORBCOMM, Inc.(a)	730,445

	Total common stocks (Cost $13,844,353)	15,149,914

800.292.7435	7

Ariel Discovery Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

Number of shares	Short-term investments—21.35%	Value

4,124,758	Northern Institutional Treasury Portfolio, 2.22%(b)	$4,124,758

	Total short-term investments (Cost $4,124,758)	4,124,758

	Total Investments—99.75% (Cost $17,969,111)	19,274,672

	Other Assets less Liabilities—0.25%	47,771

	Net Assets—100.00%	$19,322,443

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2019.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

8	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	06/30/19 (UNAUDITED)

Number of shares	Common stocks—91.12%	Value

	Belgium—0.22%
12,577	Galapagos N.V.(a)	$ 1,622,483

	Canada—1.44%
190,920	IGM Financial, Inc.	5,451,108
40,986	Magna International, Inc.	2,039,363
64,108	Suncor Energy, Inc.	1,999,780
57,395	Hydro One Ltd.	1,001,032
760	Fairfax Financial Holdings Ltd.	373,027

		10,864,310

	China—7.31%
3,337,000	China Mobile Ltd.	30,393,839
129,295	Baidu, Inc. ADR(a)	15,174,061
214,714	China Mobile Ltd. ADR	9,724,397

		55,292,297

	Finland—3.31%
4,084,837	Nokia Corp. ADR	20,465,033
763,655	Nokia Corp.	3,791,225
25,281	Nokian Renkaat Corp.	789,393

		25,045,651

	France—5.91%
290,187	Michelin (CGDE)	36,808,337
41,057	Safran SA	6,015,480
15,548	Thales SA	1,920,892

		44,744,709

	Germany—9.95%
388,531	Deutsche Boerse AG	54,959,748
7,151,421	Telefonica Deutschland Holding	19,980,032
3,303	Beiersdorf AG	396,429

		75,336,209

	Hong Kong—0.44%
19,245,302	Li & Fung Ltd.	3,350,565

	Italy—2.88%
4,229,826	Snam SpA	21,023,353
120,175	Italgas SpA	807,334

		21,830,687

	Japan—23.20%
126,800	Nintendo Co., Ltd.	46,443,742
1,124,000	NTT DOCOMO, Inc.	26,193,480
522,800	Nippon Telegraph & Telephone Corp.	24,327,669
917,800	Japan Tobacco, Inc.	20,256,041
431,400	Bridgestone Corp.	16,973,508
647,300	Subaru Corp.	15,723,960
73,800	Daito Trust Construction Co., Ltd.	9,401,688
164,000	Mabuchi Motor Co., Ltd.	5,605,343
59,500	Shimamura Co., Ltd.	4,442,564
40,300	Secom Co., Ltd.	3,466,514
83,100	Ono Pharmaceutical Co., Ltd.	1,489,117
97,900	Shizuoka Bank Ltd.	720,981
5,600	Toyota Motor Corp.	347,380
10,100	Askul Corp.	215,743

		175,607,730

800.292.7435	9

Ariel International Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

Number of shares	Common stocks—91.12%	Value

	Luxembourg—1.15%
183,833	Tenaris ADR	$ 4,836,646
75,158	RTL Group	3,849,216

		8,685,862

	Netherlands—4.80%
1,613,847	Koninklijke Ahold Delhaize N.V.	36,294,716

	Portugal—0.02%
10,363	Jeronimo Martins SGPS SA	166,917

	Singapore—0.28%
363,200	Singapore Exchange Ltd.	2,126,049

	Spain—3.87%
622,066	Endesa SA	15,993,212
519,393	Tecnicas Reunidas SA	13,323,977

		29,317,189

	Switzerland—10.86%
183,668	Roche Holding AG	51,674,264
41,418	Swisscom AG	20,793,856
35,262	Kuehne & Nagel Intl, AG	5,234,034
141,819	UBS AG(a)	1,685,208
313	SGS SA	797,409
8,416	Novartis AG	768,465
18,650	ams AG(a)	731,137
4,703	Nestle SA	486,873

		82,171,246

	United Arab Emirates—0.10%
4,048,694	Dubai Financial Market(a)	777,665

	United Kingdom—8.84%
2,137,478	GlaxoSmithKline plc	42,796,656
184,233	Reckitt Benckiser Group plc	14,538,692
614,284	National Grid plc	6,520,160
61,264	GlaxoSmithKline plc ADR	2,451,785
225,744	Kingfisher plc	616,083

		66,923,376

	United States—6.54%
361,756	Philip Morris Intl, Inc.	28,408,699
76,780	EOG Resources, Inc.	7,152,825
44,960	Pioneer Natural Resources Co.	6,917,546
70,966	Core Laboratories N.V.	3,710,102
99,024	Fluor Corp.	3,336,119

		49,525,291

	Total common stocks (Cost $694,376,359)	689,682,952

10	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

Number of shares	Investment companies—0.24%	Value

	Exchange traded funds—0.24%
43,844	Vanguard FTSE Developed Markets ETF	$1,828,733

	Total Investment companies (Cost $1,600,889)	1,828,733

Number of shares	Short-term investments—5.03%	Value

38,082,221	Northern Institutional Treasury Portfolio, 2.22%(b)	$38,082,221

	Total short-term investments (Cost $38,082,221)	38,082,221

	Total Investments—96.39% (Cost $734,059,469)	729,593,906

	Cash, Foreign Currency, Other Assets less Liabilities—3.61%	27,335,016

	Net Assets—100.00%	$756,928,922

800.292.7435	11

Ariel International Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

At June 30, 2019, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
09/12/2019	UBS AG	NOK	10,077,011	EUR	1,021,694	$15,050
09/12/2019	UBS AG	SEK	23,554,076	EUR	2,217,036	14,090
09/12/2019	UBS AG	AUD	49,525,734	USD	34,681,386	168,025
09/12/2019	UBS AG	JPY	1,325,877,289	USD	12,342,537	23,655
09/12/2019	UBS AG	NOK	26,179,237	USD	3,019,205	56,190
09/12/2019	UBS AG	SEK	108,226,826	USD	11,586,224	131,571

Subtotal UBS AG						408,581

09/12/2019	Northern Trust	SEK	47,283,138	USD	5,065,146	54,233
09/12/2019	Northern Trust	SGD	7,622,008	USD	5,599,518	40,412

Subtotal Northern Trust						94,645

09/12/2019	JPMorgan Chase	AUD	8,147,288	USD	5,702,776	30,167

Subtotal JPMorgan Chase						30,167

Subtotal - Open forward currency contracts with unrealized appreciation						$533,393

Open forward currency contracts with unrealized depreciation
09/12/2019	UBS AG	EUR	476,407	CNH	3,756,000	(1,457)
09/12/2019	UBS AG	GBP	2,121,236	CNH	18,777,564	(28,749)
09/12/2019	UBS AG	USD	28,897,050	CNH	200,290,946	(241,717)
09/12/2019	UBS AG	GBP	31,985,873	USD	40,869,309	(110,306)

Subtotal UBS AG						(382,229)

09/12/2019	Northern Trust	USD	1,541,885	CAD	2,056,682	(30,835)
09/12/2019	Northern Trust	USD	9,074,752	CNH	62,894,383	(75,261)

Subtotal Northern Trust						(106,096)

09/12/2019	JPMorgan Chase	AUD	6,219,868	CAD	5,812,106	(67,757)
09/12/2019	JPMorgan Chase	GBP	878,541	CAD	1,496,703	(25,002)
09/12/2019	JPMorgan Chase	USD	1,507,756	CAD	1,974,243	(1,924)
09/12/2019	JPMorgan Chase	USD	2,174,777	CAD	2,902,986	(45,101)
09/12/2019	JPMorgan Chase	AUD	1,895,112	CHF	1,301,000	(8,362)
09/12/2019	JPMorgan Chase	JPY	1,036,925,498	CNH	66,915,731	(63,851)
09/12/2019	JPMorgan Chase	AUD	5,899,643	EUR	3,629,600	(638)
09/12/2019	JPMorgan Chase	JPY	823,859,638	EUR	6,742,348	(28,778)

Subtotal JPMorgan Chase						(241,413)

Subtotal - Open forward currency contracts with unrealized depreciation						$(729,738)

Net unrealized appreciation (depreciation) on forward currency contracts						$(196,345)

(a)Non-income producing.

(b)The rate presented is the rate in effect at June 30, 2019.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

12	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments	06/30/19 (UNAUDITED)

Number of shares	Common stocks—92.03%	Value

	Canada—0.70%
10,003	IGM Financial, Inc.	$ 285,604
7,326	Suncor Energy, Inc.	228,527
1,851	Magna International, Inc.	92,101

		606,232

	Chile—0.09%
2,557	Banco Santander-Chile ADR	76,505

	China—8.05%
482,500	China Mobile Ltd.	4,394,674
21,898	Baidu, Inc. ADR(a)	2,569,949

		6,964,623

	Finland—2.48%
304,117	Nokia Corp. ADR	1,523,626
126,049	Nokia Corp.	625,780

		2,149,406

	France—4.09%
23,961	Michelin (CGDE)	3,039,297
3,144	Safran SA	460,644
334	Thales SA	41,264

		3,541,205

	Germany—3.77%
19,393	Deutsche Boerse AG	2,743,242
185,496	Telefonica Deutschland Holding	518,249

		3,261,491

	Hong Kong—0.09%
428,000	Li & Fung Ltd.	74,514

	Japan—12.46%
7,750	Nintendo Co., Ltd.	2,838,636
89,300	NTT DOCOMO, Inc.	2,081,030
36,500	Nippon Telegraph & Telephone Corp.	1,698,470
54,100	Subaru Corp.	1,314,176
56,400	Japan Tobacco, Inc.	1,244,760
27,000	Bridgestone Corp.	1,062,320
2,400	Daito Trust Construction Co., Ltd.	305,746
2,700	Secom Co., Ltd.	232,248

		10,777,386

	Mexico—0.50%
97,194	Wal-Mart de Mexico SAB de CV	265,345
22,218	Banco Santander-Mexico SA ADR	169,968

		435,313

	Netherlands—0.94%
36,141	Koninklijke Ahold Delhaize N.V.	812,795

	Spain—0.61%
20,452	Endesa SA	525,818

800.292.7435	13

Ariel Global Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

Number of shares	Common stocks—92.03%	Value

	Switzerland—7.33%
19,724	Roche Holding AG	$5,549,269
1,214	Swisscom AG	609,487
964	Kuehne & Nagel Intl, AG	143,089
1,036	ams AG(a)	40,614

		6,342,459

	Thailand—0.55%
76,900	Kasikornbank PCL	472,797

	United Kingdom—6.36%
238,421	GlaxoSmithKline plc	4,773,673
46,821	National Grid plc	496,970
2,878	Reckitt Benckiser Group plc	227,117

		5,497,760

	United States—44.01%
61,798	Microsoft Corp.	8,278,460
68,331	Gilead Sciences, Inc.	4,616,442
56,027	Philip Morris Intl, Inc.	4,399,800
24,123	Johnson & Johnson	3,359,852
14,973	Berkshire Hathaway, Inc., Class B(a)	3,191,794
38,439	Verizon Communications, Inc.	2,196,020
51,759	Schlumberger Ltd.	2,056,903
25,256	Amdocs Ltd.	1,568,145
36,337	Fluor Corp.	1,224,194
12,333	EOG Resources, Inc.	1,148,942
7,123	Pioneer Natural Resources Co.	1,095,945
8,773	Quest Diagnostics, Inc.	893,179
28,096	Tapestry, Inc.	891,486
2,543	Costco Wholesale Corp.	672,013
10,370	U.S. Bancorp	543,388
6,496	QUALCOMM, Inc.	494,151
3,631	Intercontinental Exchange, Inc.	312,048
5,529	Core Laboratories N.V.	289,056
84,927	Acacia Research Corp.(a)	251,384
5,335	Foot Locker, Inc.	223,643
3,814	Southern Co.	210,838
1,343	Acacia Communications, Inc.(a)	63,336
577	Expeditors International of Washington, Inc.	43,771
1,268	Equity Commonwealth	41,235

		38,066,025

	Total common stocks (Cost $66,650,133)	79,604,329

Number of shares	Short-term investments—6.10%	Value

5,279,239	Northern Institutional Treasury Portfolio, 2.22%(b)	$5,279,239

	Total short-term investments (Cost $5,279,239)	5,279,239

	Total Investments—98.13% (Cost $71,929,372)	84,883,568

	Cash, Foreign Currency, Other Assets less Liabilities—1.87%	1,616,218

	Net Assets—100.00%	$ 86,499,786

14	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments (continued)	06/30/19 (UNAUDITED)

At June 30, 2019, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
09/12/2019	UBS AG	CAD	1,155,193	EUR	761,334	$12,451
09/12/2019	UBS AG	CNH	2,099,545	EUR	266,947	79
09/12/2019	UBS AG	NOK	1,830,413	EUR	185,583	2,734
09/12/2019	UBS AG	SEK	5,094,674	EUR	479,538	3,047
09/12/2019	UBS AG	EUR	563,281	GBP	501,682	5,068
09/12/2019	UBS AG	EUR	150,745	SEK	1,591,302	150
09/12/2019	UBS AG	USD	255,354	SEK	2,356,425	222
09/12/2019	UBS AG	AUD	625,116	USD	437,750	2,121
09/12/2019	UBS AG	CAD	1,703,666	USD	1,276,771	26,001
09/12/2019	UBS AG	CNH	7,860,376	USD	1,143,204	341
09/12/2019	UBS AG	EUR	3,056,886	USD	3,492,015	4,838
09/12/2019	UBS AG	SEK	2,385,260	USD	255,354	2,900

Subtotal UBS AG						59,952

09/12/2019	Northern Trust	AUD	346,308	GBP	190,026	1,537
09/12/2019	Northern Trust	SEK	2,204,249	GBP	185,007	2,905
09/12/2019	Northern Trust	USD	410,235	GBP	321,420	655
09/12/2019	Northern Trust	CHF	904,938	USD	932,140	1,234
09/12/2019	Northern Trust	SGD	742,340	USD	545,361	3,936

Subtotal Northern Trust						10,267

09/12/2019	JPMorgan Chase	CAD	554,991	CHF	407,753	3,829
09/12/2019	JPMorgan Chase	CNH	9,146,936	JPY	142,213,450	4,320
09/12/2019	JPMorgan Chase	EUR	588,039	JPY	71,681,836	4,112

Subtotal JPMorgan Chase						12,261

Subtotal - Open forward currency contracts with unrealized appreciation						$82,480

Open forward currency contracts with unrealized depreciation
09/12/2019	UBS AG	USD	437,750	AUD	627,566	$(3,845)
09/12/2019	UBS AG	USD	642,967	CAD	846,146	(4,070)
09/12/2019	UBS AG	EUR	266,304	CNH	2,099,545	(814)
09/12/2019	UBS AG	JPY	46,517,364	CNH	2,984,063	(270)
09/12/2019	UBS AG	USD	855,138	CNH	5,885,543	(1,104)
09/12/2019	UBS AG	USD	5,227,433	CNH	36,232,334	(43,726)
09/12/2019	UBS AG	GBP	501,682	EUR	558,976	(144)
09/12/2019	UBS AG	USD	3,477,416	EUR	3,056,886	(19,438)
09/12/2019	UBS AG	USD	996,684	JPY	107,100,261	(2,219)
09/12/2019	UBS AG	CNH	7,464,450	USD	1,085,966	(21)
09/12/2019	UBS AG	JPY	107,100,261	USD	1,000,313	(1,410)

Subtotal UBS AG						(77,061)

09/12/2019	Northern Trust	USD	922,218	CHF	904,938	(10,556)

Subtotal Northern Trust						(10,556)

09/12/2019	JPMorgan Chase	AUD	499,634	CHF	343,000	(2,205)
09/12/2019	JPMorgan Chase	JPY	141,740,828	CNH	9,146,936	(8,728)
09/12/2019	JPMorgan Chase	AUD	1,696,529	EUR	1,043,745	(184)
09/12/2019	JPMorgan Chase	JPY	71,817,908	EUR	588,039	(2,842)

Subtotal JPMorgan Chase						(13,959)

Subtotal - Open forward currency contracts with unrealized depreciation						$(101,576)

Net unrealized appreciation (depreciation) on forward currency contracts						$(19,096)

800.292.7435	15

Ariel Global Fund schedule of investments	06/30/19 (UNAUDITED)

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2019.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

16	ARIELINVESTMENTS.COM

Notes to the schedules of investments	06/30/19 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class. Ariel Discovery Fund ceased operations effective June 28, 2019.

The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds’ accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds’ transfer agent.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2019.

Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Investments in money market funds are valued at their closing net asset value each business day.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements - Accounting Standards CodificationTM 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of June 30, 2019 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,184,535,139	$1,367,744,985	$57,103,319	$19,274,672
Level 2	—	—	—	—
Level 3	—	—	—	—

Total Investments	$2,184,535,139	$1,367,744,985	$57,103,319	$19,274,672

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Notes to the schedules of investments (continued)	06/30/19 (UNAUDITED)

Industry classifications for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, and Ariel Discovery Fund are included in the Schedules of Investments for the respective Fund.

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$196,880,292	$—	$—	$196,880,292
Consumer discretionary	81,306,896	—	—	81,306,896
Consumer staples	100,548,367	—	—	100,548,367
Energy	37,940,876	—	—	37,940,876
Financials	65,316,121	777,665		66,093,786
Health care	100,802,770	—	—	100,802,770
Industrials	26,375,791	—	—	26,375,791
Information technology	24,987,395	—	—	24,987,395
Real estate	9,401,688	—	—	9,401,688
Utilities	45,345,091	—	—	45,345,091

Total common stocks	$688,905,287	$777,665	$—	$689,682,952
Exchange traded funds	1,828,733	—	—	1,828,733
Short-term investments	38,082,221	—	—	38,082,221

Total investments	$728,816,241	$777,665	$—	$729,593,906

Other financial instruments
Forward currency contracts ^	$—	$(196,345)	$—	$(196,345)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$16,906,515	$—	$—	$16,906,515
Consumer discretionary	6,697,538	—	—	6,697,538
Consumer staples	7,621,830	—	—	7,621,830
Energy	4,819,373	—	—	4,819,373
Financials	7,795,346	—		7,795,346
Health care	19,192,415	—	—	19,192,415
Industrials	2,396,594	—	—	2,396,594
Information technology	12,594,112	—	—	12,594,112
Real estate	346,981	—	—	346,981
Utilities	1,233,625	—	—	1,233,625

Total common stocks	$79,604,329	$—	$—	$79,604,329
Short-term investments	5,279,239	—	—	5,279,239

Total investments	$84,883,568	$—	$—	$84,883,568

Other financial instruments
Forward currency contracts ^	$—	$(19,096)	$—	$(19,096)

*	As of June 30, 2019, the Level 2 investments held were securities fair valued due to market closure and forward currency contracts. See Schedules of Investments.

^

Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign currency - Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.

Forward currency contracts - Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay

18	ARIELINVESTMENTS.COM

Notes to the schedules of investments (continued)	06/30/19 (UNAUDITED)

gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.

Securities transactions - Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the period ended June 30, 2019, with securities that are or were affiliated companies:

	Share activity				Nine months ended June 30, 2019
Security name	Balance September 30, 2018	Purchases	Sales	Balance June 30, 2019	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Bristow Group, Inc. (Producer durables)	3,011,667	—	3,011,667	—	$ —	$ —	$(39,065,111)	$(7,156,773)	—%
MSG Networks, Inc. (Consumer discretionary & services)	3,711,584	298,600	775,600	3,234,584	67,085,272	—	3,288,370	(19,580,896)	3.1
MTS Systems Corp. (Producer durables)	919,365	—	37,800	881,565	—	1,091,898	(659,957)	3,973,531	—
U.S. Silica Holdings, Inc. (Materials & processing)	2,578,061	3,512,168	383,840	5,706,389	72,984,715	977,729	(5,263,949)	(6,465,900)	3.3

					$140,069,987	$2,069,627	$(41,700,647)	$(29,230,038)	6.4%

NOTE FOUR | REORGANIZATION

On April 12, 2019, the Board of the Trust approved a Plan of Reorganization (the “Plan”) providing for the reorganization of Ariel Discovery Fund (the “Target Fund”) into Ariel Fund (the “Acquiring Fund”). Pursuant to the Plan, all of the assets of the Target Fund were transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the current and future liabilities of the Target Fund effective June 28, 2019. The cost basis of the investments received from the Target Fund were carried forward to the Acquiring Fund for U.S. GAAP and tax purposes.

800.292.7435	19